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[AIM LOGO APPEARS HERE]
--Servicemark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919


A I M Advisors, Inc.

February 19, 2008

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth St., N.W.
Washington, D.C. 20549

Re:   AIM Equity Funds
      CIK No. 0000105377

Ladies and Gentlemen:

On behalf of AIM Equity Funds (the "Fund"), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and Rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of Post Effective Amendment No. 90 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This amendment is being filed in order to incorporate new disclosure as a result of the AIM Funds' complex wide proxy.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-1697.

Very truly yours,


/s/ Margaret Gallardo-Cortez
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Margaret Gallardo-Cortez
Counsel